SPARTAN(registered trademark)

(REGISTERED TRADEMARK)

NEW JERSEY
MUNICIPAL MONEY MARKET
FUND


ANNUAL REPORTS
OCTOBER 31, 1997
AND THE ONE-MONTH
PERIOD ENDED
NOVEMBER 30, 1997
CONTENTS


PRESIDENT'S MESSAGE      3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE              4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK                8    THE MANAGER'S REVIEW OF FUND
                              PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES       10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                              INVESTMENTS.

INVESTMENTS              11   A COMPLETE LIST OF THE FUND'S INVESTMENTS.
NOVEMBER 30, 1997

INVESTMENTS              17   A COMPLETE LIST OF THE FUND'S INVESTMENTS.
OCTOBER 31, 1997

FINANCIAL STATEMENTS     23   STATEMENTS OF ASSETS AND LIABILITIES,
                              OPERATIONS, AND CHANGES IN NET ASSETS,
                              AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                    27   NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT    29   THE AUDITORS' OPINION.
ACCOUNTANTS

PROXY VOTING RESULTS     30


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE
SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL
AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
NOTE TO SHAREHOLDERS: The fiscal year end for Spartan New Jersey Money Market Fund recently changed from October 31 to November 30. This change was made in order to align the fund's fiscal year end more closely with other similar Fidelity funds. To reduce expenses and provide you with a comprehensive report covering the 12-month period ended October 31 and the one month period ended November 30, we've combined both annual reports into one document.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although financial turmoil in Pacific Basin countries was a catalyst for significant volatility in U.S. markets in late October and into November, the Standard & Poor's 500 Index has risen more than 31% year-to-date, almost three times its historical annual average. Meanwhile, bond markets - primarily influenced by a relatively steady flow of positive news on the inflation front - continued to post solid returns through the first 11 months of 1997.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997         PAST 1   PAST 5   LIFE OF
                                        YEAR     YEARS    FUND

SPARTAN NEW JERSEY MUNICIPAL            3.23%    15.68%   29.13%
MONEY MARKET FUND

NEW JERSEY TAX-FREE                     3.00%    14.23%   26.84%
MONEY MARKET FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a specific period - in this case, one year, five years or since the fund started on May 1, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New Jersey tax-free money market funds average, which reflects the performance of New Jersey tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 17 money market funds. (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED NOVEMBER 30, 1997         PAST 1   PAST 5   LIFE OF
                                        YEAR     YEARS    FUND

SPARTAN NEW JERSEY MUNICIPAL            3.23%    2.96%    3.42%
MONEY MARKET FUND

NEW JERSEY TAX-FREE                     3.00%    2.70%    3.22%
MONEY MARKET FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
      12/1/97   9/1/97   6/2/97   3/3/97   12/2/96



SPARTAN NEW JERSEY          3.34%   2.91%   3.42%   3.06%   3.21%
MUNICIPAL MONEY MARKET



IF FIDELITY HAD NOT         3.34%   2.91%   3.28%   2.91%   3.06%
REIMBURSED CERTAIN FUND
EXPENSES



NEW JERSEY                  3.06%   2.65%   2.93%   2.69%   2.83%
TAX-FREE MONEY MARKET
FUNDS AVERAGE



SPARTAN NEW JERSEY          5.57%   4.86%   5.71%   5.11%   5.36%
MUNICIPAL MONEY MARKET -
TAX-EQUIVALENT



IF FIDELITY HAD NOT         5.57%   4.86%   5.47%   4.86%   5.11%
REIMBURSED CERTAIN FUND
EXPENSES

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. If the adviser had not reimbursed certain fund expenses during the periods shown, the yields would have been lower. You can compare these yields to the New Jersey tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1997 federal and state income tax rate of 40.08%. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However,
a straight comparison between
the two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the yield
you'd have to earn on a similar
taxable investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money market
fund will maintain a $1 share
price.
(checkmark)
PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997         PAST 1   PAST 5   LIFE OF
                                       YEAR     YEARS    FUND

SPARTAN NEW JERSEY MUNICIPAL           3.22%    15.61%   28.78%
MONEY MARKET FUND

NEW JERSEY TAX-FREE                    2.98%    14.15%   26.50%
MONEY MARKET FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a specific period - in this case, one year, five years or since the fund started on May 1, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the New Jersey tax-free money market funds average, which reflects the performance of New Jersey tax-free money market funds with similar objectives tracked by IBC Financial Data, Inc. The past one year average represents a peer group of 17 money market funds . (The periods covered by IBC Financial Data, Inc. numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1997         PAST 1   PAST 5   LIFE OF
                                       YEAR     YEARS    FUND

SPARTAN NEW JERSEY MUNICIPAL           3.22%    2.94%    3.43%
MONEY MARKET FUND

NEW JERSEY TAX-FREE                    2.98%    2.68%    3.21%
MONEY MARKET FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
      11/3/97   7/28/97   4/28/97   2/3/97   10/28/96



SPARTAN NEW JERSEY          3.16%   3.17%   3.62%   3.16%   3.20%
MUNICIPAL MONEY MARKET



IF FIDELITY HAD NOT         3.16%   3.12%   3.47%   3.01%   3.05%
REIMBURSED CERTAIN FUND
EXPENSES



NEW JERSEY                  2.93%   2.86%   3.36%   2.85%   2.86%
TAX-FREE MONEY MARKET
FUNDS AVERAGE



SPARTAN NEW JERSEY          5.27%   5.29%   6.04%   5.27%   5.34%
MUNICIPAL MONEY MARKET -
TAX-EQUIVALENT



IF FIDELITY HAD NOT         5.27%   5.21%   5.79%   5.02%   5.09%
REIMBURSED CERTAIN FUND
EXPENSES

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. If the adviser had not reimbursed certain fund expenses during the periods shown, the yields would have been lower. You can compare these yields to the New Jersey tax-free money market funds average as tracked by IBC Financial Data, Inc. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1997 federal and state income tax rate of 40.08%. A portion of the fund's income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields on
taxable investments. However,
a straight comparison between
the two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the yield
you'd have to earn on a similar
taxable investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money market
fund will maintain a $1 share
price.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Scott Orr, Portfolio Manager of Spartan New Jersey Municipal Money Market Fund
Q. SCOTT, WHAT WAS THE INVESTING ENVIRONMENT LIKE OVER THE 12 MONTHS THAT ENDED OCTOBER 31, 1997?
A. For the first four months of that period, investors tried to figure out when the Federal Reserve Board might raise the fed funds rate, which is the rate banks charge each other for overnight loans. Over that period, data showed growth in the economy, but the pace of that growth was inconsistent, and there were no signs of inflation. As a result, the Fed kept the fed funds rate steady at 5.25%. In February and March, however, signs that the economy was growing at a stronger clip changed market sentiment. Expectations of a rate increase culminated in the Fed's announcement at its March 25 meeting that it had increased the fed funds rate from 5.25% to 5.50%. For the next month or so, the market expected the Fed to continue to raise rates. However, at its May meeting, the Fed decided to hold off because economic growth had moderated and inflation was still benign.
Q. WHAT HAPPENED BETWEN MAY AND THE END OF OCTOBER?
A. Economic activity was moderate to fairly strong, but inflation remained in check. The Fed opted to keep rates unchanged, but remained biased toward raising them if signs of stronger inflation emerge. In fact, in mid-October, several Fed officials made comments indicating that they were thinking of raising rates in order to slow the economy. However, that was before economic and market turmoil hit Southeast Asia in late October. Because of this instability in the global financial markets, it appeared that the Fed could hold off raising rates in order to avoid roiling the markets by causing more anxiety with a rate increase. As a result, most market participants felt the Fed would wait until at least February to see if the economy was still strong and decide then if a rate increase was needed.
Q. WHAT WAS THE FUND'S STRATEGY DURING THIS 12-MONTH PERIOD?
A. For most of the period, the environment was one in which we expected rates to be higher in the ensuing months. As a result, part of our strategy was to invest in variable-rate securities because they move up or down with changes in interest rates. At the same time, we sought to buy fixed-rate notes when they were expected to provide a higher yield than variable-rate securities over the terms of the notes. In the New Jersey market, fixed-rate instruments often offer a yield advantage over variable-rate notes because there is much stronger demand for the latter. As a result of focusing more on longer-term, fixed-rate securities in order to pick up extra yield, the fund tended to maintain an average maturity in the 60-70 day range. Since September, though, the maturity has come down somewhat because variable-rate securities and new short-term issues became more attractive. As a result, the average maturity was down to 58 days as of October 31, and to 52 days as of November 30.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yields on October 31, 1997 and November 30, 1997, were 3.18% and 3.35%, respectively, compared to 3.69% on April 30, 1997, and 3.45% on May 31, 1997. The two more recent seven-day yields were the equivalent of a 5.31% and 5.59% taxable rate of return for New Jersey investors in the 40.08% combined state and federal income tax bracket. For the 12-month period ending October 31, 1997, the fund's return was 3.22%, compared to 2.98% for the New Jersey tax-free money market funds average tracked by IBC Financial Data, Inc. For the 12-month period ending November 30, 1997, the fund's return was 3.23% compared to 3.00% for the IBC average.
Q. WERE THERE ANY DEVELOPMENTS OF NOTE IN NOVEMBER, SCOTT?
A. If anything, the fact that financial turmoil in Southeast Asia continued and reached a more protracted state decreased the likelihood that the Fed might raise rates as early as February. Most market participants feel the Fed will wait until the market disruption in Asia moderates before deciding if a strong U.S. domestic economy still warrants a rate increase.
Q. WHAT'S YOUR OUTLOOK?
A. Over the next several months, I believe the Fed will continue to be biased toward raising rates, and that it will be looking for reasons to do so. At this point, the Fed has held off raising rates in spite of the strength of the economy, because inflation has remained under control and the uncertainty created in global financial markets from the fallout in Asia has continued. With any inkling of inflationary pressures, however, I believe the Fed would pull the trigger and raise the fed funds rate at least one more time. As a result, I'm managing the fund with the expectation that that will happen, although the timing of a rate increase is unclear. A rate increase in the next few months may help the U.S. economy, but it might send the worldwide financial markets into an uproar. Therefore, I think the Fed would like Asian markets to stabilize before it takes action.
FUND FACTS
GOAL:  HIGH CURRENT TAX-FREE
INCOME WHILE MAINTAINING
SHARE PRICE STABILITY BY
INVESTING IN HIGH-QUALITY
SHORT-TERM NEW JERSEY
MUNICIPAL MONEY MARKET
SECURITIES
FUND NUMBER:  423
TRADING SYMBOL:  FSJXX
START DATE:  MAY 1, 1990
SIZE:  AS OF OCTOBER 31, 1997,
MORE THAN $520 MILLION; AS
OF NOVEMBER 30, 1997,
MORE THAN $524 MILLION
MANAGER:  SCOTT ORR, SINCE
APRIL 1997; MANAGER, VARIOUS
FIDELITY AND SPARTAN
MUNICIPAL MONEY MARKET
FUNDS; JOINED FIDELITY IN
1989
(CHECKMARK)
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIODS OF THE REPORTS AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS    % OF FUND ASSETS   % OF FUND ASSETS
            11/30/97            10/31/97           4/30/97

  0 - 30    69                  66                 58

 31 - 90    12                  9                  20

 91 - 180   9                   13                 10

181 - 397   10                  12                 12

WEIGHTED AVERAGE MATURITY
                         11/30/97   10/31/97   4/30/97

SPARTAN NEW JERSEY       52 DAYS    58 DAYS    61 DAYS
MUNICIPAL MONEY
MARKET FUND

NEW JERSEY               51 DAYS    54 DAYS    49 DAYS
TAX-FREE MONEY MARKET
FUNDS AVERAGE*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF NOVEMBER 30, 1997  AS OF OCTOBER 31, 1997 AS OF APRIL 30, 1997
ROW: 1, COL: 1, VALUE: 2.0
ROW: 1, COL: 2, VALUE: 25.0
ROW: 1, COL: 3, VALUE: 14.0
ROW: 1, COL: 4, VALUE: 59.0
ROW: 1, COL: 1, VALUE: 2.0
ROW: 1, COL: 2, VALUE: 28.0
ROW: 1, COL: 3, VALUE: 14.0
ROW: 1, COL: 4, VALUE: 56.0
ROW: 1, COL: 1, VALUE: 2.6
ROW: 1, COL: 2, VALUE: 32.0
ROW: 1, COL: 3, VALUE: 15.0
ROW: 1, COL: 4, VALUE: 50.6
VARIABLE RATE
DEMAND NOTES
(VRDNS) 60%
COMMERCIAL PAPER
(INCLUDING CP MODE) 14%
MUNICIPAL
NOTES 25%
OTHER 1%
VARIABLE RATE
DEMAND NOTES
(VRDNS) 57%
COMMERCIAL PAPER
(INCLUDING CP MODE) 14%
MUNICIPAL
NOTES 28%
OTHER 1%

VARIABLE RATE
DEMAND NOTES
(VRDNS) 51%
COMMERCIAL PAPER
(INCLUDING CP MODE)  15%
MUNICIPAL
NOTES 32%
OTHER 2%
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
INVESTMENTS NOVEMBER 30, 1997

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW JERSEY - 80.4%
Bernardsville Borough Gen. Oblig. BAN 4.50% 4/16/98 $ 2,545,137 $
2,550,884
Bloomingdale Gen. Oblig. BAN 4.25% 3/13/98  1,300,000  1,301,399
Brick Township Gen. Oblig. BAN 4% 3/25/98  3,300,000  3,303,067
Bridgewater Gen. Oblig. BAN 4.25% 5/20/98  2,100,000  2,102,913
Camden County Impt. Auth. Rev., VRDN:
(Jewish Commty. Center Proj.) Series 1995, 4%,
 LOC National Westminster Bank PLC  1,400,000  1,400,000
 (Parkview Redev. Hsg. Proj.) 3.90%,
 LOC General Electric Capital Corp. (b)  6,800,000  6,800,000
Cape May County Gen. Oblig. BAN 4% 2/27/98  1,216,000  1,216,000
Cedar Grove Township Gen. Oblig. BAN 4% 3/9/98 1,000,000 1,000,000 Cranford Township Gen. Oblig. BAN 4% 3/20/98 3,100,000 3,102,227
Delaware River Port Auth. Participating VRDN, Series SG-53,
4% (Liquidity Facility Societe Generale, France) (c)  9,640,000
9,640,000
Denville Township Board of Ed. BAN 4% 2/19/98  2,350,000  2,351,736
Denville Township Gen. Oblig. BAN 4% 12/26/97  4,800,000  4,801,425
East Windsor Regional School Dist. BAN 4.25% 8/26/98  2,700,000
2,707,632
Emerson Borough Gen. Oblig. BAN 4.125% 2/5/98  756,600  757,093
Essex County Impt. Auth. Rev. Series 1995, 3.65% (AMBAC
Insured) (BPA Morgan Guaranty Trust, NY) VRDN 5,600,000 5,600,000 Essex Falls Gen. Oblig. BAN 4% 12/12/97 2,650,000 2,650,323
Fairlawn Gen. Oblig. BAN 4% 12/12/97  5,000,000  5,000,610
Freehold Township Gen. Oblig. BAN 4.25% 2/6/98  1,240,895  1,242,136
Hillside Township Gen. Oblig. BAN 4.25% 3/9/98  1,510,000  1,511,658
Hudson County Impt. Auth. Rev. (Essential Purp.
Pooled Gov't. Loan Prog.) Series 1986, 3.80%,
LOC Comerica Bank-Detroit, VRDN  22,460,000  22,460,000
Hunterdon County Gen. Oblig. BAN 4.50% 5/22/98  6,900,000  6,920,345
Lacey Township Gen. Oblig. BAN 4.50% 4/30/98  900,000  901,481
Lavalette Borough Gen. Oblig. BAN:
4% 2/27/98  1,700,000  1,701,012
 4.50% 5/1/98  787,235  788,789
Longbranch Gen. Oblig. BAN 4.25% 12/12/97  1,585,000  1,585,230
Montclair Township Gen. Oblig. BAN 4% 1/23/98  2,864,000  2,865,164
Montville Township Gen. Oblig. BAN 4.25% 8/28/98  5,100,000  5,116,416
New Jersey Econ. Dev. Auth. Econ. Dev. Rev., VRDN:
Rfdg. (RJB Associates 1983 Proj.) 3.95%,
 LOC PNC Bank NA  400,000  400,000
 (80 Carter Drive Assoc. Proj.) Series 1984, 4.20%,
 LOC Marine Midland Bank  320,000  320,000
 (Alesi Graphics Inc.) Series 89 AA, 4%, LOC PNC Bank (b)  400,000
400,000
 (Arden Group) Series 1989 BB, 4%, LOC PNC Bank (b)  1,450,000
1,450,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW JERSEY - CONTINUED
New Jersey Econ. Dev. Auth. Econ. Dev. Rev., VRDN: - continued
 (Composite Issue):
 (Ellison School Inc.) Series 1989 KK, 3.90%,
  LOC PNC Bank $ 550,000 $ 550,000
  Series 1989-B, 4%, LOC PNC Bank (b)  200,000  200,000
 (Dial Realty) Series 1988 L, 4%, LOC PNC Bank (b)  2,150,000
2,150,000
 (Eastern Silk) Second Series D2, 4%,
 LOC Banque Nat'l. de Paris (b)  1,335,000  1,335,000
 (Fieldstone Corp.) Series 1988 K, 4%, LOC PNC Bank (b)  1,050,000
1,050,000
 (Guttenplan's Bakery) Series 1989 G, 4%,
 LOC PNC Bank NA (b)  2,050,000  2,050,000
 (Herzel Mor Corp.) Series 1989 L, 4%, LOC PNC Bank (b)  450,000
450,000
 (Lamart Corporation) Series 1989 JJ,
 4%, LOC PNC Bank (b)  350,000  350,000
 (National Refrigerant) 4%, LOC Corestates Bank (b) 905,000 905,000 (Pictorial Offset Corp.) Series 1989 H, 4%,
 LOC PNC Bank (b)  800,000  800,000
 (PVC Container Corp.) Series 1987 D, 4.10%,
 LOC Nat'l. Westminster Bank PLC (b)  2,015,000  2,015,000
 (Recycle Inc. Proj.) Series 1995, 4.10%, LOC Fleet Bank (b)
4,900,000  4,900,000
 (Richard L Tauber Issue) Series 93 B-1,
 3.65%, LOC Fleet Bank (b)  2,490,000  2,490,000
 Series E-1, 3.80%, LOC Fleet Bank (b)  1,785,000  1,785,000
 (The Nash Group 85 Proj.) Series 1986, 3.65%,
 LOC Chase Manhattan Bank (b)  470,000  470,000
New Jersey Econ. Dev. Auth. First Mtg. Rev.
(Franciscan Oaks Proj.) Series 1992B, 3.80%,
LOC Bank of Scotland, VRDN  1,200,000  1,200,000
New Jersey Econ. Dev. Auth. Gas Facs. Rev. (NUI Corp. Proj.)
Series 1996 A, 3.80% (AMBAC Insured)
(BPA Bank of New York, NY) VRDN (b)  4,500,000  4,500,000
New Jersey Econ. Dev. Auth. Ind. & Econ. Dev. Rev., VRDN:
(Block Drug Corp.) Series A, 3.95%,
 LOC SunTrust Bank, Atlanta  715,000  715,000
 (Casa DiBertacchi Corp. Facs.) Series 1988, 3.95%,
 LOC Marine Midland Bank (b)  700,000  700,000
New Jersey Econ. Dev. Auth. Rev.:
VRDN:
 (500 International Drive Partners Proj.)
  Series 1995, 3.90%, LOC First Union Nat'l. Bank  3,000,000
3,000,000
  (E.P. Henry Corp. Proj.) 3.95%,
  LOC New Jersey Nat'l. Bank (b)  960,000  960,000
  (Hoffman-La Roche Inc.) 3.75%,
  LOC Bayerische Landesbank Girozentrale (b) 1,200,000 1,200,000 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW JERSEY - CONTINUED
New Jersey Econ. Dev. Auth. Rev.: - continued
VRDN: - continued
  (Paterson Composite) Series C, 4.05%,
  LOC Chase Manhattan Bank (b) $ 2,500,000 $ 2,500,000
  (Peddie School Proj.) 3.80% (BPA PNC Bank)   500,000  500,000
 Bonds:
 Chambers Cogeneration Proj. Series1991:
  3.60%, LOC Chambers de Local de France, CP mode (b)  16,500,000
16,500,000
   3.65%, LOC Chambers de Local de France, CP mode (b)  8,000,000
8,000,000
New Jersey Econ. Dev. Auth. Rev. Rfdg. (Natural
Gas Co. Proj.) 3.70% (AMBAC Insured)
(BPA Bank of New York) VRDN (b)  3,200,000  3,200,000
New Jersey Econ. Dev. Auth. Water Fac. Rev. Rfdg., VRDN:
(New Jersey American Water Co.)
 Series 97B, 3.95% (FGIC Insured) (b)  23,800,000  23,800,000
 (United Water New Jersey Inc.):
 Series 96 B, 3.55% (AMBAC Insured)  1,200,000  1,200,000
  Series 96-C, 3.65% (AMBAC Insured)
  (BPA Bank of New York) (b)  1,900,000  1,900,000
New Jersey Edl. Facs. Auth. Participating VRDN,
Series SG-48, 4% (Liquidity Facility Societe
Generale, France) (c)  2,200,000  2,200,000
New Jersey Gen. Oblig. Participating VRDN:
Series 1995-CB1, 4.05% (Liquidity Facility
 Chase Manhattan Bank) (c)  6,600,000  6,600,000
 Series 1997 L, 4.05% (Liquidity Facility Caisse des
 Depots et Consigns) (c)  12,765,000  12,765,000
 Series 943005, 3.99% (Liquidity Facility Citibank, NA) (c)  3,900,000
3,900,000
 Series BT-104, 4% (Liquidity Facility
 Bankers Trust Company, NY) (c)  7,785,000  7,785,000
New Jersey Gen. Oblig. TRAN Series 1998A,
(Liquidity Facility Bank of Nova Scotia/Commerzbank) CP:
 3.75% 12/15/97  5,300,000  5,300,000
  3.75% 12/16/97  5,300,000  5,300,000
  3.75% 1/14/98  6,500,000  6,500,000
  3.80% 1/22/98  5,300,000  5,300,000
  3.75% 1/28/98  3,000,000  3,000,000
  3.75% 2/18/98  6,000,000  6,000,000
  3.75% 2/19/98  7,000,000  7,000,000
  3.70% 2/26/98  6,000,000  6,000,000
New Jersey Health Care Facs. Fing. Auth. Rev. (Hosp. Cap.
Asset Fing. Prog.) Series 1985 B, 3.70%,
LOC Chase Manhattan Bank, VRDN  1,500,000  1,500,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW JERSEY - CONTINUED
New Jersey Higher Ed. Assistance Auth. Student
Loan Rev. Bonds Series 1997 B, 3.90%, tender
6/1/98 (BPA Landesbank Hessen-Thuringen)
(MBIA Insured) (b) $ 1,800,000 $ 1,800,000
New Jersey Hsg. & Mtg. Fin. Agcy.  Participating VRDN:
Rev.:
 Series 1992-1, 4% (Liquidity Bank
  Rabobank Nederland) (b)(c)  5,000,000  5,000,000
  Series 1994 C-3003, 4.14% (MBIA Insured)
  (Liquidity Facility Citibank, NA) (c)  6,200,000  6,200,000
  Series 1994 C-3004, 3.99% (MBIA Insured)
  (Liquidity Facility Citibank, NA) (c)  3,600,000  3,600,000
  Series 1996 F, 3.94%
  (Liquidity Facility Bank of America) (c) 4,680,000 4,680,000 Series PA-117, 4.05% (Liquidity Facility
  Merrill Lynch & Co.) (b)(c)  5,160,000  5,160,000
  Series PT-118, 4.05%
  (Liquidity Facility BANCO Santander) (b)(c) 5,700,000 5,700,000 Series PT-92, 4.05%
 (Liquidity Bayerische Hypotheken-und Wechsel) (b)(c)  7,485,000
7,485,000
New Jersey Sports and Exposition Auth. Rev., Series 1992 C,
3.70% (MBIA Insured) (BPA Barclays Bank) VRDN 17,885,000 17,885,000 New Jersey Trans. Trust Fund Sys. Rev. Bonds Series A,
5.50% 6/15/98  2,500,000  2,521,294
North Brunswick Gen. Oblig. BAN 4.25% 8/28/98  3,300,000  3,308,200
Ocean City Gen. Oblig. BAN 4.25% 4/3/98  4,300,000  4,305,183
Ocean County Gen. Oblig. BAN 4.25% 6/19/98  7,800,000  7,821,413
Parsippany Troy Hills Gen. Oblig. BAN 4% 2/2/98 6,300,000 6,303,258 Passaic County Gen. Oblig. BAN:
4.50% 4/3/98  7,000,000  7,013,847
 4.25% 9/25/98  16,500,000  16,550,517
Pequannock Township Gen. Oblig. BAN 4% 12/4/97 1,300,000 1,300,036 Salem County Poll. Cont. Fin. Auth. Rev. VRDN:
Rfdg.:
 (Public Service Electric & Gas) Series 1997 A, 4.10%
  (MBIA Insured) (BPA Swiss Bank Corp.) (b) 3,500,000 3,500,000 (Atlantic City Elec. Co. Proj.) Series 1997B, 3.80%
 (MBIA Insured) (BPA Bank of New York) (b) 1,000,000 1,000,000 Somerset County Ind. Poll. Cont. Fing. Auth. Rev,
(Minnesota Mining & Manufacturing Guaranteed)
Series 1982, 4.05%, VRDN  100,000  100,000
Sparta Gen. Oblig. BAN 4.25% 6/12/98  2,500,000  2,505,209
Sussex County Gen. Oblig. BAN 4% 2/10/98  4,000,000  4,002,622
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW JERSEY - CONTINUED
Union County Ind. Dev. Auth. Poll. Cont. Rev. (Exxon Proj.)
Series 1989, 3.60% 10/1/24, VRDN $ 1,900,000 $ 1,900,000
Vernon Township Board of Ed. BAN 4.25% 12/5/97  2,750,000  2,750,165
Verona Township Gen. Oblig. BAN 4.25% 11/12/98  3,525,000  3,538,834
Wall Township Gen. Oblig. BAN 4.125% 3/20/98  2,200,000  2,202,148
Washington Township Gen. Oblig. BAN 4.25% 4/20/98  3,486,429
3,490,700
West Windsor Plainsboro Gen. Oblig. BAN 4% 2/10/98  2,700,000
2,702,028
Woodbridge Township Gen. Oblig. BAN 4.25% 7/31/98  8,250,000
8,270,029
  417,068,023
NEW YORK & NEW JERSEY - 18.4%
New York & New Jersey Port Auth. Participating VRDN:
(JFK Arpt. Term.) Series 6:
 4.05% (Liquidity Facility Societe Generale, France) (b)(c)  3,655,000
3,655,000
  4.05% (Liquidity Facility Societe Generale, France) (b)(c)
9,900,000  9,900,000
 Series 1997:
 4.20% (Liquidity Facility Bank of New York) (b)(c)  5,600,000
5,600,000
  4.20% (Liquidity Facility Bank of New York) (c)  2,100,000
2,100,000
 Series PA-67, 4% (Liquidity Facility Merrill Lynch & Co.) (c)
2,080,000  2,080,000
 Series SG-52, 4.05%
 (Liquidity Facility Societe Generale France) (b)(c)  5,100,000
5,100,000
New York & New Jersey Port. Auth. Rev. VRDN:
(Equipment Notes):
 Series 1996-3, 3.95%  5,000,000  5,000,000
  Series 1996-5, 3.95%  4,800,000  4,800,000
  Series 1997 1B, 3.95%  3,200,000  3,200,000
 Series 1991, 3.95% (b)(d)  6,400,000  6,400,000
 Series 1992, 3.825% (d)  6,900,000  6,900,000
 Series 1995, 3.825% (b)(d)  10,500,000  10,500,000
 Series 1995-1, 3.95%  5,000,000  5,000,000
 Series 1997-2, 3.825% (d)   10,400,000  10,400,000
New York & New Jersey Port Auth. Series B, 3.75%
3/10/98 (Liquidity Facility Bank of Nova Scotia) CP  1,800,000
1,800,000
New York & New Jersey Port Auth. Spl. Oblig. Rev. VRDN:
Series 3, 3.85% (BPA Morgan Guaranty Trust Co.) 400,000 400,000 Series 5, 3.85% (SBPA Bayerische Landesbank) 3,200,000 3,200,000
 4% 8/1/28 (BPA Bank of Tokyo-Mitsubishi Ltd.)
 (BPA Sumitomo Bank Ltd. Japan) (b)  2,500,000  2,500,000
New York & New Jersey Port Auth. Spl. Proj. Bonds
Participating VRDN, Series 6, 4.05% (Liquidity facility
Societe Generale, France) (b)(c)  6,900,000  6,900,000
  95,435,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
PUERTO RICO - 0.6%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Bonds Participating
VRDN, Series AA, 3.80% 7/1/22
(Liquidity Facility Societe Generale France) (c) $ 1,700,000 $
1,700,000
Puerto Rico Pwr. Auth. Pwr. Rev. (Muni. Sec. Trust Rec.
SGA44) Series AA, 3.65% tender 8/08/97
(Liquidity Facility Societe Generale France) (c)  1,100,000  1,100,000
  2,800,000
 SHARES
OTHER - 0.6%
Municipal Central Cash Fund (e)(f)  3,213,531  3,213,531
TOTAL INVESTMENTS - 100%  $  518,516,554
Total Cost for Income Tax Purposes  $  518,516,554
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
4. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION AMORTIZED
SECURITY DATE COST
New York & New  Jersey
Port Auth. Rev. VRDN:
 Series 1991, 3.95%  6/18/91 $ 6,400,000
 Series 1992, 3.825%  2/14/92 $ 6,900,000
 Series 1995, 3.825%  9/15/95 $ 10,500,000
 Series 1997-2, 3.825% 9/15/97 $ 10,400,000
5. Information in this report regarding holdings by state and security types do not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
6. At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.86%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
INCOME TAX INFORMATION
At November 30, 1997, the fund had a capital loss carryforward of approximately $71,000 of which $24,000, $16,000, $2,000 and $29,000 will expire on November 30, 2000, 2002, 2003 and 2004, respectively. During fiscal year ended November 30, 1997, 100% of the fund's income dividends was free from federal income tax, and 33.02% of the fund's income dividends was subject to the federal alternative minimum tax. (Unaudited)
INVESTMENTS OCTOBER 31, 1997

Showing Percentage of Total Value of Investment in Securities


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW JERSEY - 83.6%
Bernardsville Borough Gen. Oblig. BAN 4.50% 4/16/98 $ 2,545,137 $
2,552,152
Bloomingdale Gen. Oblig. BAN 4.25% 3/13/98  1,300,000  1,301,810
Bridgewater Gen. Oblig. BAN 4.25% 5/20/98  2,100,000  2,103,427
Camden County Impt. Auth. Rev., VRDN :
(Jewish Commty. Center Proj.) Series 1995, 3.30%,
 LOC National Westminster Bank PLC  1,400,000  1,400,000
 (Parkview Redev. Hsg. Proj.) 3.60%,
 LOC General Electric Capital Corp. (b)  6,800,000  6,800,000
Cape May County Gen. Oblig. BAN 4% 2/27/98  1,216,000  1,216,000
Cedar Grove Township Gen. Oblig. BAN 4% 3/9/98 1,000,000 1,000,000 Cranford Township Gen. Oblig. BAN 4% 3/20/98 3,100,000 3,102,841
Delaware River Port Auth. Participating VRDN, Series SG-53,
3.75% (Liquidity Facility Societe Generale, France) (c)  9,640,000
9,640,000
Denville Township Board of Ed. BAN 4% 2/19/98  2,350,000  2,352,387
Denville Township Gen. Oblig. BAN 4% 12/26/97  4,800,000  4,803,135
East Windsor Regional School Dist. BAN 4.25% 8/26/98  2,700,000
2,708,487
Emerson Borough Gen. Oblig. BAN 4.125% 2/5/98  756,600  757,318
Essex County Gen. Oblig. TAN 4% 11/20/97  13,900,000  13,901,781
Essex County Impt. Auth. Rev. Series 1995, 3.30%
(AMBAC Insured) (BPA Morgan Guaranty Trust, NY) VRDN  11,000,000
11,000,000
Essex Falls Gen. Oblig. BAN 4% 12/12/97  2,650,000  2,651,206
Fairlawn Gen. Oblig. BAN 4% 12/12/97  5,000,000  5,002,275
Florham Park Gen. Oblig. BAN 4.25% 11/7/97  1,379,000  1,379,109
Freehold Township Gen. Oblig. BAN 4.25% 2/6/98  1,240,895  1,242,692
Hillside Township Gen. Oblig. BAN 4.25% 3/9/98  1,510,000  1,512,116
Hudson County Impt. Auth. Rev.
(Essential Purp. Pooled Gov't. Loan Prog.) Series 1986,
3.50%, LOC Comerica Bank-Detroit, VRDN  22,460,000  22,460,000
Hunterdon County Gen. Oblig. BAN 4.50% 5/22/98  6,900,000  6,923,894
Lacey Township Gen. Oblig. BAN 4.50% 4/30/98  900,000  901,789
Lavalette Borough Gen. Oblig. BAN:
4.25% 11/6/97  1,358,093  1,358,156
 4% 2/27/98  1,700,000  1,701,372
 4.50% 5/1/98  787,235  789,110
Longbranch Gen. Oblig. BAN 4.25% 12/12/97  1,585,000  1,585,943
Montclair Township Gen. Oblig. BAN 4% 1/23/98  2,864,000  2,865,858
Montville Township Gen. Oblig. BAN 4.25% 8/28/98  5,100,000  5,118,150
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW JERSEY - CONTINUED
New Jersey Econ. Dev. Auth. Econ. Dev. Rev., VRDN:
Rfdg. (RJB Associates 1983 Proj.) 3.60%,
 LOC PNC Bank NA $ 400,000 $ 400,000 (80 Carter Drive Assoc. Proj.) Series 1984, 3.90%,
 LOC Marine Midland Bank 320,000 320,000 (Alesi Graphics Inc.) Series 89 AA, 3.70%,
 LOC PNC Bank (b)  400,000  400,000  (Arden Group) Series 1989 BB,
3.70%,
 LOC PNC Bank (b)  1,450,000  1,450,000
 (Composite Issue):
  (Ellison School Inc.) Series 1989 KK, 3.60%,
  LOC PNC Bank  550,000  550,000
  Series 1989-B, 3.70%, LOC PNC Bank (b)  200,000  200,000
 (Dial Realty) Series 1988 L, 3.70%,
 LOC PNC Bank (b)  2,150,000  2,150,000
 (Eastern Silk) Second Series D2, 3.70%,
 LOC Banque Nat'l. de Paris (b)  1,335,000  1,335,000
 (Fieldstone Corp.) Series 1988 K, 3.70%,
 LOC PNC Bank (b)  1,050,000  1,050,000
 (Guttenplan's Bakery) Series 1989 G, 3.70%,
 LOC PNC Bank NA (b)  2,050,000  2,050,000
 (Herzel Mor Corp.) Series 1989 L, 3.70%,
 LOC PNC Bank (b)  450,000  450,000
 (Lamart Corp.) Series 1989 JJ, 3.70%,
 LOC PNC Bank (b)  350,000  350,000
 (National Refrigerant) 3.65%, LOC Corestates Bank (b)  905,000
905,000
 (Pictorial Offset Corp.) Series 1989 H, 3.70%,
 LOC PNC Bank (b)  800,000  800,000
 (PVC Container Corp.) Series 1987 D, 3.80%,
 LOC Nat'l. Westminster Bank PLC (b)  2,015,000  2,015,000
 (Recycle Inc. Proj.) Series 1995, 3.80%, LOC Fleet Bank (b)
4,900,000  4,900,000
 (Richard L. Tauber Issue) Series 93 B-1, 3.30%,
 LOC Fleet Bank (b)  2,490,000  2,490,000
 Series E-1, 3.60%, LOC Fleet Bank (b)  1,785,000  1,785,000
 (The Nash Group 85 Proj.) Series 1986, 3.45%,
 LOC Chase Manhattan Bank (b)  470,000  470,000
 (Tru-Urban Renewal Corp. Proj.) 3.90% (Toys R Us
 Guaranteed) LOC Chase Manhattan Bank  700,000  700,000
New Jersey Econ. Dev. Auth. First Mtg. Rev.
(Franciscan Oaks Proj.) Series 1992 B, 3.60%,
LOC Bank of Scotland, VRDN  1,200,000  1,200,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW JERSEY - CONTINUED
New Jersey Econ. Dev. Auth. Ind. & Econ. Dev. Rev., VRDN:
(Block Drug Corp.) Series A, 3.70%,
 LOC SunTrust Bank, Atlanta $ 715,000 $ 715,000
 (Casa DiBertacchi Corp. Facs.) Series 1988, 3.70%,
 LOC Marine Midland Bank (b)  700,000  700,000
New Jersey Econ. Dev. Auth. Rev.:
VRDN:
 (500 International Drive Partners Proj.)
  Series 1995, 3.60%, LOC First Union Nat'l. Bank  3,000,000
3,000,000
  (E.P. Henry Corp. Proj.) 3.55%,
  LOC New Jersey Nat'l. Bank (b)  960,000  960,000
  (Paterson Composite) Series C, 3.65%,
  LOC Chase Manhattan Bank (b)  2,500,000  2,500,000
  (Peddie School Proj.) 3.45% (BPA PNC Bank)  500,000  500,000
 Bonds:
 Chambers Cogeneration Proj. Series 1991:
  3.50%, LOC Chambers de Local de France, CP mode (b)  16,500,000
16,500,000
   3.65%, LOC Chambers de Local de France, CP mode (b)  8,000,000
8,000,000
New Jersey Econ. Dev. Auth. Rev. Rfdg.
(Natural Gas Co. Proj.) 3.50% (AMBAC Insured)
(BPA Bank of New York) VRDN (b)  3,200,000  3,200,000
New Jersey Econ. Dev. Auth. Water Fac. Rev., VRDN
Rfdg.:
 (New Jersey American Water Co.)
  Series 97B, 3.50% (FGIC Insured) (b)  23,800,000  23,800,000
(United Water New Jersey Inc.) Series 96-C,
  (AMBAC Insured) (BPA Bank of New York) (b)   2,300,000  2,300,000
New Jersey Edl. Facs. Auth. Participating VRDN,
Series SG-48, 3.75% (Liquidity Facility Societe
Generale, France) (c)  4,500,000  4,500,000
New Jersey Gen. Oblig. Participating VRDN:
Series 1995-CB1, 3.55% (Liquidity Facility Chase
 Manhattan Bank) (c)  3,000,000  3,000,000
 Series 1997 L, 3.80% (Liquidity Facility Caisse
 des Depots et Consigns) (c)  12,765,000  12,765,000
 Series 943005, 3.74% (Liquidity Facility Citibank, NA) (c)  3,900,000
3,900,000
 Series BT-104, 3.80% (Liquidity Facility Bankers
 Trust Company, NY) (c)  7,785,000  7,785,000
New Jersey Gen. Oblig. TRAN Series 1998A,
(Liquidity Facility Bank of Nova Scotia/Commerzbank) CP:
 3.70% 11/13/97   5,300,000  5,300,000
  3.70% 11/19/97  5,300,000  5,300,000
  3.75% 12/15/97   5,300,000  5,300,000
  3.75% 12/16/97   5,300,000  5,300,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW JERSEY - CONTINUED
New Jersey Gen. Oblig. TRAN Series 1998A,
(Liquidity Facility Bank of Nova Scotia/
Commerzbank) CP: - continued
 3.75% 1/14/98  $ 6,500,000 $ 6,500,000
 3.75% 2/18/98   6,000,000  6,000,000
 3.75% 2/19/98   7,000,000  7,000,000
 3.70% 2/26/98   6,000,000  6,000,000
New Jersey Health Care Facs. Fing. Auth. Rev.
(Hosp. Cap. Asset Fing. Prog.) Series 1985 B, 3.40%,
LOC Chase Manhattan Bank, VRDN  1,500,000  1,500,000
New Jersey Higher Ed. Assistance Auth. Student Loan
Rev. Bonds Series 1997 B, 3.90%, tender 6/1/98
(BPA Landesbank Hessen-Thurgingen) (MBIA Insured) (b)  1,800,000
1,800,000
New Jersey Hsg. & Mtg. Fin. Agcy. Participating VRDN:
Rev:
 Series 1992-1, 3.80% (Liquidity Bank
  Rabobank Nederland) (b)(c)  5,000,000  5,000,000
  Series 1994 C-3003, 3.89% (MBIA Insured)
  (Liquidity Facility Citibank, NA) (c)  6,200,000  6,200,000
  Series 1994 C-3004, 3.74% (MBIA Insured)
  (Liquidity Facility Citibank, NA) (c)  3,600,000  3,600,000
  Series 1996 F, 3.69%
  (Liquidity Facility Bank of America) (c) 4,680,000 4,680,000 Series PA-117, 3.80%
  (Liquidity Facility Merrill Lynch & Co.) (b)(c)  5,160,000
5,160,000
  Series PT-118, 3.80%
  (Liquidity Facility BANCO Santander) (b)(c) 5,700,000 5,700,000 Series PT-92, 3.80%
 (Liquidity Bayerische Hypotheken-und Wechsel) (b)(c)  7,485,000
7,485,000
New Jersey Sports and Exposition Auth. Rev., Series 1992 C,
3.40% (MBIA Insured) (BPA Barclays Bank) VRDN 21,885,000 21,885,000 New Jersey Trans. Trust Fund Sys. Rev. Bonds Series A,
5.50% 6/15/98  2,500,000  2,524,553
North Brunswick Gen. Oblig. BAN 4.25% 8/28/98  3,300,000  3,309,111
Ocean City Gen. Oblig. BAN 4.25% 4/3/98  4,300,000  4,306,448
Ocean County Gen. Oblig. BAN 4.25% 6/19/98  7,800,000  7,824,624
Parsippany Troy Hills Gen. Oblig. BAN 4% 2/2/98 6,300,000 6,304,811 Passaic County Gen. Oblig. BAN:
4.50% 4/3/98  7,000,000  7,017,224
 4.25% 9/25/98  16,500,000  16,555,603
Pequannock Township Gen. Oblig. BAN 4% 12/4/97 1,300,000 1,300,396 MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW JERSEY - CONTINUED
Salem County Poll. Cont. Fin. Auth. Rev. VRDN:
Rfdg.:
 (Public Service Electric & Gas) Series 1997 A, 3.35%
  (MBIA Insured) (BPA Swiss Bank Corp.) (b) $ 3,500,000 $ 3,500,000 (Atlantic City Elec. Co. Proj.) Series 1997B, 3.85%
 (MBIA Insured) (BPA Bank of New York) (b) 1,000,000 1,000,000 Somerset County Ind. Poll. Cont. Fing. Auth. Rev.,
(Minnesota Mining & Manufacturing Guaranteed)
Series 1982, 3.65%, VRDN  100,000  100,000
Sparta Gen. Oblig. BAN 4.25% 6/12/98  2,500,000  2,506,019
Sussex County Gen. Oblig. BAN 4% 2/10/98  4,000,000  4,003,730
Vernon Township Board of Ed. BAN 4.25% 12/5/97  2,750,000  2,751,406
Verona Township Gen. Oblig. BAN 4.10% 11/19/97  2,000,000  2,000,399
Wall Township Gen. Oblig. BAN 4.125% 3/20/98  2,200,000  2,202,739
Washington Township Gen. Oblig. BAN 4.25% 4/20/98  3,486,429
3,491,615
West Windsor Plainsboro Gen. Oblig. BAN 4% 2/10/98  2,700,000
2,702,884
Woodbridge Township Gen. Oblig. BAN 4.25% 7/31/98  8,250,000
8,272,564
  431,610,134
NEW YORK & NEW JERSEY - 16.3%
New York & New Jersey Port Auth. Participating VRDN:
(JFK Arpt. Term.) Series 6:
 3.80% (Liquidity Facility Societe Generale, France) (b)(c)  3,655,000
3,655,000
  3.80% (Liquidity Facility Societe Generale, France) (b)(c)
4,700,000  4,700,000
 Series 1997:
 3.75% (Liquidity Facility Bank of New York) (b)(c)  5,600,000
5,600,000
  3.75% (Liquidity Facility Bank of New York) (c)  2,100,000
2,100,000
 Series PA-67, 3.55% (Liquidity Facility Merrill
 Lynch & Co.) (c)  2,080,000  2,080,000
 Series SG-52, 3.80%
 (Liquidity Facility Societe Generale France) (b)(c)  5,100,000
5,100,000
New York & New Jersey Port Auth. Rev. VRDN:
(Equipment Notes):
 Series 1996-3, 3.70%  5,000,000  5,000,000
  Series 1996-5, 3.70%  4,800,000  4,800,000
  Series 1997 1B, 3.70%  3,200,000  3,200,000
 Series 1991, 3.775% (b)(d)  6,400,000  6,400,000
 Series 1992, 3.575% (d)  6,900,000  6,900,000
 Series 1995, 3.575% (b)(d)  10,500,000  10,500,000
 Series 1995-1, 3.70%  5,000,000  5,000,000
 Series 1997-2, 3.575% (d)  10,400,000  10,400,000
New York & New Jersey Port Auth. Series B, 3.70%
11/10/97 (Liquidity Facility Bank of Nova Scotia) CP  1,800,000
1,800,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
NEW YORK & NEW JERSEY - CONTINUED
New York & New Jersey Port Auth. Spl. Proj. Bonds
Participating VRDN, Series 6, 3.80%
(Liquidity Facility Societe Generale, France) (b)(c) $ 6,900,000 $
6,900,000
  84,135,000
PUERTO RICO - 0.1%
Puerto Rico Univ. of Sys. Rev. Participating VRDN, 3.50%
(Liquidity Facility Societe Generale, France) (c) 600,000 600,000 TOTAL INVESTMENTS - 100% $ 516,345,134
Total Cost For Income Tax Purposes  $ 516,345,134
SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Provides evidence of ownership in one or more underlying municipal bonds.
4. Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION AMORTIZED
SECURITY DATE COST
New York & New Jersey
Port Auth. Rev. VRDN:
 Series 1991, 3.775%  6/18/91 $ 6,400,000
 Series 1992, 3.575%  2/14/92 $ 6,900,000
 Series 1995, 3.575%  9/15/95 $ 10,500,000
 Series 1997-2, 3.575% 9/15/97 $ 10,400,000
INCOME TAX INFORMATION
At October 31, 1997, the fund had a capital loss carryforward of approximately $71,000 of which $24,000, $16,000, $2,000 and $29,000 will expire on October 31, 2001, 2003, 2004 and 2005, respectively. During fiscal year ended October 31, 1997, 100% of the fund's income dividends was free from federal income tax, and 31.67% of the fund's income dividends was subject to the federal alternative minimum tax. (Unaudited)
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
 NOVEMBER 30, 1997 OCTOBER 31, 1997


ASSETS

INVESTMENT IN SECURITIES, AT VALUE - SEE                        $ 518,516,554   $ 516,345,134
ACCOMPANYING SCHEDULE

CASH                                                             846,665         8,997

INTEREST RECEIVABLE                                              5,263,076       4,680,755

 TOTAL ASSETS                                                    524,626,295     521,034,886

LIABILITIES

SHARE TRANSACTIONS IN PROCESS                                   $ -             $ 214,033

DISTRIBUTIONS PAYABLE                                            39,602          39,247

ACCRUED MANAGEMENT FEE                                           213,860         222,814

OTHER PAYABLES AND ACCRUED EXPENSES                              7,859           7,884

 TOTAL LIABILITIES                                               261,321         483,978

NET ASSETS                                                      $ 524,364,974   $ 520,550,908

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                 $ 524,436,068   $ 520,622,002

ACCUMULATED NET REALIZED                                         (71,094)        (71,094)
GAIN (LOSS) ON INVESTMENTS

NET ASSETS, FOR 524,408,873 AND 520,594,807, SHARES             $ 524,364,974   $ 520,550,908
OUTSTANDING, RESPECTIVELY

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE             $1.00           $1.00
PER SHARE ($524,364,974 (DIVIDED BY) 524,408,873 SHARES) AND
($520,550,908 (DIVIDED BY) 520,594,807 SHARES), RESPECTIVELY


STATEMENT OF OPERATIONS



                                                     ONE MONTH ENDED    YEAR ENDED
                                                     NOVEMBER 30,       OCTOBER 31,
                                                     1997               1997

INTEREST INCOME                                      $ 1,616,874        $ 18,729,930

EXPENSES

MANAGEMENT FEE                                       $ 213,575          $ 2,612,461

NON-INTERESTED TRUSTEES' COMPENSATION                 285                10,596

 TOTAL EXPENSES BEFORE REDUCTIONS                     213,860            2,623,057

 EXPENSE REDUCTIONS                                   (951)              (531,876)

 TOTAL EXPENSES AFTER REDUCTIONS                      212,909            2,091,181

NET INTEREST INCOME                                   1,403,965          16,638,749

REALIZED AND UNREALIZED GAIN (LOSS)                   -                  (28,856)
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

INCREASE (DECREASE) IN NET UNREALIZED GAIN FROM       -                  (31)
ACCRETION OF MARKET DISCOUNT

NET GAIN (LOSS)                                       -                  (28,887)

NET INCREASE IN NET ASSETS RESULTING                 $ 1,403,965        $ 16,609,862
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                             ONE MONTH ENDED    YEAR ENDED       YEAR ENDED
                                             NOVEMBER 30,       OCTOBER 31,      OCTOBER 31,
                                             1997               1997             1996

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                   $ 1,403,965        $ 16,638,749     $ 15,706,716
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                     -                  (28,856)         (2,397)

 INCREASE (DECREASE) IN NET                   -                  (31)             (271)
UNREALIZED GAIN FROM ACCRETION
OF MARKET DISCOUNT

 NET INCREASE (DECREASE) IN NET ASSETS        1,403,965          16,609,862       15,704,048
 RESULTING FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET        (1,403,965)        (16,638,749)     (15,706,716)
INTEREST INCOME

SHARE TRANSACTIONS AT NET ASSET VALUE OF      37,088,585         572,748,800      467,177,945
$1.00 PER SHARE
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET       1,377,406          16,278,251       15,280,700
 INTEREST INCOME

 COST OF SHARES REDEEMED                      (34,651,925)       (573,322,288)    (447,414,948)

 NET INCREASE (DECREASE) IN NET ASSETS        3,814,066          15,704,763       35,043,697
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE)                   3,814,066          15,675,876       35,041,029
  IN NET ASSETS

NET ASSETS

 BEGINNING OF PERIOD                          520,550,908        504,875,032      469,834,003

 END OF PERIOD                               $ 524,364,974      $ 520,550,908    $ 504,875,032


FINANCIAL HIGHLIGHTS

      YEARS ENDED OCTOBER 31,

      1997 F                    1997   1996   1995   1994   1993


SELECTED PER-SHARE DATA

NET ASSET VALUE,               $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
BEGINNING OF
PERIOD

INCOME FROM                     .003        .032        .032        .036        .024        .021
INVESTMENT
OPERATIONS
NET INTEREST
 INCOME



LESS DISTRIBUTIONS

 FROM NET INTEREST              (.003)      (.032)      (.032)      (.036)      (.024)      (.021)
 INCOME

NET ASSET VALUE,               $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000
END OF PERIOD

TOTAL RETURN B, C               0.27%       3.22%       3.24%       3.65%       2.45%       2.17%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END                $ 524,365   $ 520,551   $ 504,875   $ 469,834   $ 395,935   $ 313,477
OF PERIOD
(000 OMITTED)

RATIO OF EXPENSES               .50%        .40%        .35%        .31%        .28%        .44%
TO AVERAGE                     A           D           D           D           D           D
NET ASSETS

RATIO OF EXPENSES               .50%        .40%        .34% E      .31%        .28%        .44%
TO AVERAGE                     A
NET ASSETS
AFTER EXPENSE
REDUCTIONS

RATIO OF NET INTEREST           3.28%       3.15%       3.20%       3.59%       2.44%       2.15%
INCOME TO                      A
AVERAGE NET
ASSETS


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED AND DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES. F FOR THE ONE MONTH PERIOD ENDED NOVEMBER 30, 1997.
NOTES TO FINANCIAL STATEMENTS
For the periods ended November 30, 1997 and October 31, 1997


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan New Jersey Municipal Money Market Fund (the fund) is a fund of Fidelity Beacon Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. At a special meeting of the shareholders of the fund held on November 26, 1997, shareholders approved an Agreement and Plan of Reorganization, providing for the reorganization of the fund into Fidelity Court Street Trust II, effective January 1998. On September 18, 1997, the Board of Trustees approved a change in the fiscal year-end of the fund to November 30. Accordingly, the financial statements of the fund are presented as of and for the year ended October 31, 1997 and the one month period ended November 30, 1997. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. Accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by FMR Texas, Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks
2. OPERATING POLICIES -
CONTINUED
MUNICIPAL CENTRAL CASH FUND -
CONTINUED
preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income in the accompanying financial statements.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. For the periods ended November 30, 1997 and October 31, 1997, restricted securities (excluding 144A issues) amounted to $34,200,000 or 6.5% of net assets and $34,200,000 or 6.6% of net assets, respectively.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collect certain transaction fees from the fund's shareholders which amounted to $366 and $7,076 for the periods ended November 30, 1997 and October 31, 1997, respectively.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
4. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above a specified percentage of average net assets. During the period ended October 31, 1997 this expense limitation ranged from
 .35% to .45% of average net assets. For the period ended October 31, 1997, the reimbursement reduced the expenses by $520,685. Effective August 1, 1997, the fund's expense limitation was eliminated.
In addition, FMR has entered into arrangements on behalf of the fund with the fund's custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the periods ended November 30, 1997 and October 31, 1997, the fund's expenses were reduced by $951 and $11,191, respectively, under these arrangements.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Beacon Street Trust and the Shareholders of Spartan New Jersey Municipal Money Market Fund:
In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan New Jersey Municipal Money Market Fund (a fund of Fidelity Beacon Street Trust) at November 30, 1997 and October 31, 1997, the results of its operations for the period ended November 30, 1997 and for the year ended October 31, 1997, and the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan New Jersey Municipal Money Market Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 1997 and October 31, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.
/s/PRICE WATERHOUSE LLP
Boston, Massachusetts
January 5, 1998
PROXY VOTING RESULTS


A special meeting of the fund's shareholders was held on November 26, 1997. The results of votes taken among shareholders on proposals before them are listed below.
PROPOSAL 1
To adopt a new fundamental investment policy for the fund that would permit it to invest all of its assets in another open-end investment company managed by FMR or an affiliate with substantially the same investment objective and policies.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     219,116,628.088    77.714

AGAINST         50,618,275.673     17.953

ABSTAIN         12,217,172.450     4.333

TOTAL           281,952,076.211    100.000

PROPOSAL 2
To make explicit the ability of the fund to purchase any security or instrument backed by real estate or real estate interests and any security of companies engaged in the real estate business. Also to eliminate the restriction that securities backed by real estate must be marketable.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     215,839,587.018    76.552

AGAINST         48,356,897.643     17.151

ABSTAIN         17,755,591.550     6.297

TOTAL           281,952,076.211    100.000

PROPOSAL 3
To approve an agreement and plan providing for the reorganization of Spartan New Jersey Municipal Money Market Fund from one Delaware business trust to another.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     229,912,545.078    81.543

AGAINST         37,663,293.373     13.358

ABSTAIN         14,376,237.760     5.099

TOTAL           281,952,076.211    100.000

PROPOSAL 4
To add the ability to issue senior securities to the extent permitted under the Investment Company Act of 1940.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     217,470,284.498    77.130

AGAINST         47,981,490.433     17.018

ABSTAIN         16,500,301.280     5.852

TOTAL           281,952,076.211    100.000

PROPOSAL 5
To amend the borrowing limitation to require a reduction in borrowing if borrowings exceed the 33 1/3% limit for any reason rather than solely because of a decline in net assets.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     200,156,789.998    70.990

AGAINST         58,389,050.333     20.709

ABSTAIN         23,406,235.880     8.301

TOTAL           281,952,076.211    100.000

PROPOSAL 6
To standardize language and explicitly exclude "tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision thereof" from the limitation on industry concentration.
 # OF % OF
 SHARES VOTED SHARES VOTED
AFFIRMATIVE     210,966,324.418    74.823

AGAINST         50,299,135.103     17.840

ABSTAIN         20,686,616.690     7.337

TOTAL           281,952,076.211    100.000

INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning Jr., Vice President
Boyce I. Greer, Vice President
Scott Orr, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
and
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FIDELITY'S MUNICIPAL
MONEY MARKET FUNDS
California Municipal Money Market
Connecticut Municipal Money Market
Massachusetts Municipal Money Market
Michigan Municipal Money Market
Municipal Money Market
New Jersey Municipal Money Market
New York Municipal Money Market
Ohio Municipal Money Market
Spartan(registered trademark) Arizona Municipal Money Market
Spartan California Municipal
Money Market
Spartan Connecticut Municipal
Money Market
Spartan Florida Municipal Money Market
Spartan Massachusetts Municipal
Money Market
Spartan Municipal Money Fund
Spartan New Jersey Municipal
Money Market
Spartan New York Municipal
Money Market
Spartan Pennsylvania Municipal
Money Market
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
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